FINANCIAL RISK MANAGEMENT ACTIVITIES - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Joint venture loan receivable	$ 333	$ 463		$ 506
Contingent consideration		48		48
Doropo
Disclosure of nature and extent of risks arising from financial instruments [line items]
Deferred consideration asset - Doropo	110
Mponeng
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	23	$ 23
Discount rate (in percent)		8.00%
Gramalote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	$ 18	$ 25
Discount rate (in percent)	10.60%	9.40%
Mansala
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	$ 23
Discount rate (in percent)	9.30%
ABC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	$ 14
Discount rate (in percent)	12.80%
MSG
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration	$ 44
Discount rate (in percent)	8.00%
Financial assets past due but not impaired | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 9	$ 14		$ 14
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum debt covenant ratio allowed per agreement	3.5		3.5
Leverage ratio allowed under debt agreements	4.5		4.5
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum debt covenant ratio allowed per agreement			3.5
Leverage ratio allowed under debt agreements	3.5